Subsequent Events	12 Months Ended
Jul. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

In connection with the legal proceeding with Boustead (Note 14), on September 24, 2024, the Company and Boustead entered into a settlement agreement, pursuant to which the Company shall pay a total amount of $1,000,000 to Boustead. The payment is made in three instalments, the first instalment of $250,000 is payable upon execution of the settlement agreement, the second instalment of $500,000 is payable before March 1, 2025, and the final instalment of $250,000 is payable before December 31, 2025.